MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                                One Boston Place
                           Boston, Massachusetts 02108

                                                                     May 4, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C.  20002

Re: Mellon Institutional Funds Investment Trust (the "Trust") (File Nos. 33-8214 and 811-4813)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of combined prospectus and statement of additional information for each of the (1) Mellon Institutional Funds Group of Fixed Income Funds, which includes Standish Mellon Fixed Income Fund, Standish Mellon High Yield Bond Fund and Standish Mellon Yield Plus Fund, (2) Mellon Institutional Funds Group of Global Fixed Income Funds, which includes Standish Mellon International Fixed Income Fund, Standish Mellon Fixed Income Fund II and Standish Mellon Global Fixed Income Fund (each prospectus and statement of additional information dated May 1, 2007), that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 127 (amendment No. 131 under the Investment Company Act of 1940) to the Trust's registration statement on Form N-1A (Accession No. 0001145443-07-001252). Post-Effective Amendment No. 127 was filed with the Securities and Exchange Commission on April 27, 2007.

     If you have any questions or comments concerning this filing, please contact Jeremy E. Gauld at (617) 526-6092 or Christopher P. Harvey at (617) 526-6532, counsel to the Trust.

                                     Very truly yours,
                                     Mellon Institutional Funds Investment Trust

                                     /s/ DENISE B. KNEELAND
                                     Denise B. Kneeland
                                     Assistant Vice President